Consolidated Statements of Financial Position (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0008	$ 0.0008	$ 0.0008
Ordinary shares, shares authorized (in Shares)	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued (in Shares)	22,012,500	22,012,500	20,000,000
Ordinary shares, shares outstanding (in Shares)	22,012,500	22,012,500	20,000,000